INCOME TAXES (Details) - Summary of Operating Loss Carryforwards	Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 11,795,000
2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	6,166,000
2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	408,000
2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	693,000
2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	771,000
2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	197,000
2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	32,000
2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	415,000
2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	692,000
2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	106,000
2036 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	1,493,000
(new) 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 822,000